Prudential Investments LLC

Prudential Investment Management Services LLC

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

November 12, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(a) Filing for Jennison Blend Fund, Inc.
Post-Effective Amendment No. 40 under the Securities Act of 1933 and Post-Effective Amendment No. 41 under the Investment Company Act of 1940

Registration Nos. 002-75128 and 811-03336

To the SEC:

          We hereby join Jennison Blend Fund, Inc. in requesting that the effective date for the post-effective amendment referred to above be accelerated so that it will be declared effective no later than December 29, 2008 with the Securities and Exchange Commission.

Sincerely,

Prudential Investments LLC

/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Vice President

Prudential Investments LLC

Prudential Investment Management Services LLC

/s/ John L. Bronson
John L. Bronson

Vice President

Prudential Investment Management Services LLC